Cash and Cash Equivalents (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 16, 2015
Cash and cash equivalents [abstract]
Cash	$ 6,715,996	$ 666,293
Cash equivalent	1,895,000	3,249,990
Cash and cash equivalents	$ 8,610,996	$ 3,916,283	$ 106,357